Exchange of the Animal Health Business - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[3]	Jan. 01, 2017
Disclosure of non-adjusting events after reporting period [line items]
Exchange value of the Animal Health business			€ 10,557
Exchange value of the Boehringer Ingelheim Consumer Health Care business			6,239
Pre-tax gain recognized related to exchanged/held-for-exchange Animal Health business			6,343
After-tax gain recognized related to exchanged/held-for-exchange Animal Health business	[1]	€ (13)	4,643	[2],[3]	€ 314	[2]
Goodwill		€ 44,235	40,264	[3]	€ 40,287
Sale of combined entity			1,407
Acquisition of Boehringer Inhelheim's Consumer Healthcare business [member]
Disclosure of non-adjusting events after reporting period [line items]
Goodwill			2,222				€ 2,222
Tax-deductible portion of goodwill amount			1,876
Acquisition related costs			€ 10

[1]	The results of the Animal Health business, and the gain on the divestment of that business, are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); (see Notes D.2. and D.36.).
[2]	For 2016, the cash flows of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations). For 2017, all of the cash flows generated by the exchange of the Animal Health business for the Consumer Healthcare business of Boehringer Ingelheim (BI) are described in note (i) below.
[3]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).